TRADE PAYABLES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
TRADE PAYABLES

20. TRADE PAYABLES

	As of December 31,
	2023	2022
	RMB’000	RMB’000
Trade payables	-	3,079

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120-day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value. There was no trade payables held by discontinued operations.